Income Loss From Continuing Operations Before Income Taxes by Geographic Location (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Geographic Reporting Disclosure [Line Items]
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	$ (12,925)	$ (67,635)	$ 8,668
UNITED STATES
Geographic Reporting Disclosure [Line Items]
U.S. operations	(418)	(1,444)	5,678
Foreign Tax Authority
Geographic Reporting Disclosure [Line Items]
Non-U.S. operations	$ (12,507)	$ (66,191)	$ 2,990